Annual Operating Expenses - VIPStrategicIncomePortfolio-InitialServiceService2PRO - VIPStrategicIncomePortfolio-InitialServiceService2PRO - VIP Strategic Income Portfolio	Apr. 29, 2023
VIP Strategic Income Portfolio - Initial Class
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual operating expenses	0.67%
VIP Strategic Income Portfolio - Service Class
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.12%
Total annual operating expenses	0.77%
VIP Strategic Income Portfolio - Service Class 2
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.12%
Total annual operating expenses	0.92%